Components of other comprehensive income - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income unrealised gain | €			€ 228
Other comprehensive income unrealised loss | €	€ 458				€ 196
Top of range [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads | $		$ 1,175,000		$ 1,105,000		$ 1,105,000
Bottom of range [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads | $		$ 1,038,900.0000		$ 1,038,900.0000		$ 1,066,600.0000